Average Annual Total Returns{- Fidelity Series Total Market Index Fund} - 02.28 Fidelity Series Total Market Index Fund Pro-04 - Fidelity Series Total Market Index Fund	Fidelity Series Total Market Index Fund Return Before Taxes Past 1 year	Fidelity Series Total Market Index Fund Return Before Taxes Since Inception		Fidelity Series Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Total Market Index Fund After Taxes on Distributions Since Inception		Fidelity Series Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Total Market Index Fund After Taxes on Distributions and Sales Since Inception		WA006 Past 1 year	WA006 Since Inception
Total	25.63%	21.27%	[1]	25.10%	20.67%	[1]	15.44%	16.62%	[1]	25.66%	21.28%	[1]

[1]	(a)From April 26, 2019